Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes

9. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, our subsidiaries established in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Under the Hong Kong tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from our Hong Kong subsidiaries to us are not subject to any Hong Kong withholding tax. No provision for Hong Kong tax has been made in our consolidated financial statements, as our Hong Kong subsidiaries have not generated any assessable income for the years ended December 31, 2013, 2014 and 2015.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

The tax expense (benefit) comprises:

	Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Current Tax	100,460,629	173,388,429	136,698,765	21,102,652
Deferred Tax	(378,763)	(22,095,408)	(6,813,018)	(1,051,749)
Total	100,081,866	151,293,021	129,885,747	20,050,903

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2013	2014	2015
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.29%	0.38%	0.00%
Effect of tax-free investment income	(1.35%)	(0.62%)	(2.97%)
Effect of uncertain tax positions	0.25%	0.17%	(1.75%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.60%)	(0.07%)	(0.70%)
Effect of deferred tax asset allowance	(0.78%)	—	2.00%
Effect of tax holidays	—	(0.67%)	(1.28%)
Effect of others	1.10%	0.96%	0.16%
	23.91%	25.15%	20.46%

The aggregate amount and per share effect of the Tax Holiday (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Aggregate	—	4,007,311	8,103,295	1,250,933
Per share effect-basic	—	0.14	0.29	0.04
Per share effect-diluted	—	0.14	0.27	0.04

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	27,356,981	18,992,967	2,932,009
Tax loss carry forward	5,614,710	36,546,645	5,641,829
Unrealized other income	3,159,084	3,734,748	576,546
Others	1,363,185	358,881	55,402
Gross deferred tax assets	37,493,960	59,633,241	9,205,786
Valuation allowance	—	(12,665,420)	(1,955,204)
Net deferred tax assets	37,493,960	46,967,821	7,250,582
Analysis as:
Current	23,456,121	3,104,253	479,214
Non-current	14,037,839	43,863,568	6,771,368
Deferred tax liabilities:
Unrealized investment income	1,603,184	4,264,027	658,252
Total deferred tax liabilities	1,603,184	4,264,027	658,252
Analysis as:
Current	1,603,184	4,264,027	658,252
Non-current	—	—	—

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. As of December 31, 2015, operating loss carry forward amounted to RMB146.2 million for the PRC and Hong Kong income tax purposes. The loss carrying forward will begin to expire in 2017. No valuation allowance was recorded for the years ended December 31, 2014 as it is determined that it is more likely than not that the relevant deferred tax asset will be realized. During the year ended December 31, 2015, the Group recorded an allowance of RMB12,665,420 for deferred tax assets which are not more likely than not to be realized. 73.2% of the deferred tax asset allowance was related to the net operating loss from internet finance business.

In accordance with the New EIT Law, dividends, which arise from profits of foreign-invested corporations earned after January 1, 2008, are subject to a 5% to 10% withholding income tax. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group has both the intent and ability to permanently reinvest undistributed profits of approximately RMB1.6 billion earned from its China subsidiaries. Therefore, no withholding income taxes for undistributed profits on such undistributed profits have been accrued as of December 31, 2015. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. The amounts of unrecognized deferred tax liabilities for these earnings were approximately RMB144.3 million.

The Group recorded an increase of nil for uncertain tax positions during the years ended December 31, 2013, 2014 and 2015. The Company classifies interest and/or penalties related to income tax matters in income tax expense. The Group accrued interest of RMB925,803, RMB1,038,963 and nil related to the uncertain tax positions in 2013, 2014 and 2015, respectively. Accrued interest was RMB4,804,123 and RMB29,033 as of December 31, 2014 and 2015, respectively. The uncertain tax positions of RMB11,202,168 was reversed in 2015 due to the lapse of statute of limitations.

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. In 2015, the Group reversed RMB11,202,168 uncertain tax positions which expired in 2015 under the PRC Tax Administration and Collection Law.

The movement of the Group’s uncertain tax positions is summarized as follows:

	RMB	US$
Unrecognized tax benefit—December 31, 2012	9,065,219	1,399,429
Gross increases—accrued interest in current period	925,803	142,919
Settlements	—	—
Reverse due to lapse of statute of limitation	—	—
Exchange rate translation	—	—
Unrecognized tax benefit—December 31, 2013	9,991,022	1,542,348
Gross increases—accrued interest in current period	1,038,963	160,388
Settlements	—	—
Reverse due to lapse of statute of limitations	—	—
Exchange rate translation	97,712	15,084
Unrecognized tax benefit—December 31, 2014	11,127,697	1,717,820
Gross increases—accrued interest in current period	—	—
Settlements	—	—
Reverse due to lapse of statute of limitations	(11,202,168)	(1,729,317)
Exchange rate translation	141,719	21,878
Unrecognized tax benefit—December 31, 2015	67,248	10,381